The Dreyfus/Laurel Funds Trust

- Dreyfus International Bond Fund ("the Fund")

Incorporated herein by reference on behalf of the Fund is a Supplement to Summary and Statutory Prospectus, dated March 1, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000889169-14-000007).